Basic And Diluted Weighted Average Common Shares (Narrative) (Details) - shares shares in Millions	12 Months Ended
	Feb. 01, 2015	Feb. 02, 2014	Feb. 03, 2013
Stock Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Options to purchase common stock excluded from computation of Diluted Earnings per Share	1	1	1